                         File Nos. 33-62470 and 811-7704
                    As filed with the Securities and Exchange
                        Commission on November 30, 1999
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No. 35                         [X]


and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No. 37                                        [X]



                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)



             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)



               Registrant's Telephone Number, including Area Code:
                                  (415) 627-7000



                                William J. Klipp
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)


                          Copies of communications to:

John H. Grady, Jr. Esq.                 Martin E. Lybecker                Frances Cole, Esq.
Morgan Lewis & Bockius LLP              Ropes & Gray                      Charles Schwab Investment
1701 Market Street                      One Franklin Square               Management, Inc.
Philadelphia, PA 19103                  1301 Franklin, NW, Suite 800      101 Montgomery Street
                                        East                              120K-14-109
                                        Washington, DC 20005              San Francisco, CA  94104



It is proposed that this filing will become effective (check appropriate box)
/ /Immediately upon filing pursuant to paragraph (b)
/ X /On December 1, 1999 pursuant to paragraph (b)
/ /60 days after filing pursuant to paragraph (a)(1)
/ / On (date) pursuant to paragraph (a)(1)
/ /75 days after filing pursuant to paragraph (a)(2)
/ / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
/ /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[CUBE GRAPHIC]

INSTITUTIONAL SELECT(TM) FUNDS
[Prospectus - December 1, 1999]


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


INSTITUTIONAL
SELECT
S&P 500 Fund



INSTITUTIONAL
SELECT
Large-Cap Value Index Fund


INSTITUTIONAL
SELECT
Small-Cap Value Index Fund


[CUBE GRAPHIC]

ABOUT
INSTITUTIONAL SELECT(TM) FUNDS

ABOUT THE FUNDS

Institutional Select S&P 500 Fund   4

Institutional Select Large-Cap Value Index Fund   8

Institutional Select Small-Cap Value Index Fund   12

Fund Management   16



INVESTING IN THE FUNDS

Buying Shares   18

Selling/Exchanging Shares   19

Transaction Policies   20

Distributions and Taxes   20

THE FUNDS




The funds in this prospectus use indexing strategies. Each fund seeks high total return by tracking the performance of a different stock market index, as described on the following pages.

Because the composition of an index tends to be comparatively stable, index funds historically have shown low portfolio turnover compared to actively managed funds.

Like most stock investments, the funds are intended for longer-term Investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

[CUBE GRAPHIC]

INSTITUTIONAL SELECT(TM)

S&P 500 FUND
TICKER SYMBOL: ISLCX

GOAL -- The fund seeks high total return by tracking the performance of the S&P 500(R) Index.



                                      INDEX

THE S&P 500 INDEX includes the common stocks of 500 leading U.S. companies from a broad range of industries. Standard & Poor's, the company that maintains the index, uses a variety of measures to determine which stocks are listed in the index. Each stock is represented in proportion to its total market value.


                                    STRATEGY

To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce its taxable distributions. All other factors being equal, this can lower realized capital gains and lower operating expenses.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.


LARGE-CAP STOCKS -- Although the 500 companies in the index constitute only about 7% of all the publicly traded companies in the United States, they represent approximately 80% of the total value of the U.S. stock market. (All figures are as of 6/30/99.) For this reason, the index is widely used as a measure of overall U.S. stock market performance.

Because the index weights a stock according to its market capitalization (total market value of all shares outstanding), larger stocks have more influence on the performance of the index than do the index's smaller stocks.

                                  S&P 500 FUND

                                   MAIN RISKS
STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP PORTION OF THE U.S. STOCK MARKET, AS MEASURED BY THE INDEX. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500(R) Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks. As a result, whenever these stocks perform less well than mid- or small-cap stocks, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap U.S. stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.


OTHER MAIN RISK FACTORS -- Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP -- Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).


                                  S&P 500 FUND

                                   PERFORMANCE
Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.



                             FUND FEES AND EXPENSES
The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


                                  FEE TABLE (%)

 SHAREHOLDER FEES (% of transaction amount)                        None

 REDEMPTION FEE,
 charged only on shares you sell within 180 days
 of buying them, and paid directly to the fund                     0.75*

 ANNUAL OPERATING EXPENSES
 (% of average net assets)
 Management fees                                                   0.20
 Distribution (12b-1) fees                                         None
 Other expenses**                                                  0.36
                                                                 ------
 Total annual operating expenses                                   0.56

 EXPENSE REDUCTION                                               (0.41)
 NET OPERATING EXPENSES***                                         0.15

  * Scheduled to occur on or after 2/29/2000. Currently 0.25.
 ** Based on estimated expenses for the current year.
*** Guaranteed by Schwab and the investment adviser through 12/31/2005.


EXPENSES ON A $10,000 INVESTMENT
Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. Figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 YEAR                        3 YEARS
$15                           $48


                                  S&P 500 FUND

                                 [CUBE GRAPHIC]

                              FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. Because the fund is new, these figures are unaudited. Audited figures will appear in the fund's first annual report (see back cover).

                                                              2/1/1999 -
                                                              4/30/1999
                      PER-SHARE DATA ($)

Net asset value at beginning of period                          $ 10.00
Income from investment operations:
  Net investment income                                            0.02
  Net realized and unrealized gain on investments                  0.44
                                                                 ------
  Total income from investment operations                          0.46
NET ASSET VALUE AT END OF PERIOD                                 $10.46
                                                                 ------
Total return (%)                                                   4.60(1)
                  RATIOS/SUPPLEMENTAL DATA (%)

Ratio of actual operating expenses to average net assets           0.06(2)
Expense reductions reflected in above ratio                        0.61(2)
Ratio of net investment income to average net assets               1.57(2)
Portfolio turnover rate                                              --
Net assets, end of period ($ x 1,000,000)                        $  138

(1) Not annualized.
(2) Annualized.




                                  S&P 500 FUND

                                 [CUBE GRAPHIC]

INSTITUTIONAL SELECT(TM)

LARGE-CAP VALUE INDEX FUND
TICKER SYMBOL: ISLVX

GOAL -- The fund seeks high total return by tracking the performance of the S&P 500/BARRA
Value Index.



                                      INDEX
THE S&P 500/BARRA VALUE INDEX includes those stocks from the S&P 500(R) Index that are identified as value stocks. Standard & Poor's and BARRA, Inc. determine which stocks are listed in the index, generally choosing those with the highest ratios of book value to market price. Each stock is represented in proportion to its total market value.


                                    STRATEGY
To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce its taxable distributions. All other factors being equal, this can lower realized capital gains and lower operating expenses.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.


VALUE INVESTING -- Value investing is based on the concept that over time, investors will come to recognize the true worth of undervalued stocks, and their prices will rise. In addition, value investing has the potential for lower volatility, because value stocks in theory are already trading at relatively low prices.

THE S&P 500/BARRA VALUE INDEX currently contains 375 stocks representing approximately 48% of the total market value of the S&P 500. The index is rebalanced at least twice a year, with some stocks being dropped from the index and others, newly considered to be value stocks, being added. (All figures as of 6/30/99.)

                           LARGE-CAP VALUE INDEX FUND

                                   MAIN RISKS
STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE LARGE-CAP VALUE PORTION OF THE U.S. STOCK MARKET, AS MEASURED BY THE INDEX. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

Although the S&P 500/BARRA Value Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap value stocks. As a result, whenever these stocks perform less well than large-cap growth stocks, or mid- or small-cap stocks of any type, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever large-cap value stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.


OTHER MAIN RISK FACTORS -- Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP -- Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R), 500(R) and S&P 500/BARRA Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).


                           LARGE-CAP VALUE INDEX FUND

                                   PERFORMANCE
Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.

                             FUND FEES AND EXPENSES
The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


                                  FEE TABLE (%)
 SHAREHOLDER FEES (% of transaction amount)                 None

 REDEMPTION FEE,
 charged only on shares you sell within 180 days
 of buying them, and paid directly to the fund              0.75*

 ANNUAL OPERATING EXPENSES
 (% of average net assets)
 Management fees                                            0.20
 Distribution (12b-1) fees                                  None
 Other expenses**                                           0.52
                                                          ------
 Total annual operating expenses                            0.72

 EXPENSE REDUCTION                                         (0.47)
 NET OPERATING EXPENSES***                                  0.25

  *  Scheduled to occur on or after 2/29/2000. Currently 0.50.
 **  Based on estimated expenses for the current fiscal year.
*** Guaranteed by Schwab and the investment adviser through 12/31/2005.

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. Figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


1 YEAR                        3 YEARS
$26                           $80

                           LARGE-CAP VALUE INDEX FUND

                                 [CUBE GRAPHIC]

                              FINANCIAL HIGHLIGHTS

This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. Because the fund is new, these figures are unaudited. Audited figures will appear in the fund's first annual report (see back cover).

                                                               2/1/1999 -
                                                               4/30/1999
                               PER-SHARE DATA ($)

Net asset value at beginning of period                          $10.00
Income from investment operations:
  Net investment income                                           0.03
  Net realized and unrealized gain on investments                 0.90
                                                                ------
  Total income from investment operations                         0.93
Net asset value at end of period                                $10.93
                                                                ------
Total return (%)                                                 9.301

                          RATIOS/SUPPLEMENTAL DATA (%)

Ratio of actual operating expenses to average net assets          0.092
Expense reductions reflected in above ratio                       0.812
Ratio of net investment income to average net assets              1.962
Portfolio turnover rate                                           --
Net assets, end of period ($ x 1,000,000)                         $42


1 Not annualized.
2 Annualized.


                          LARGE-CAP VALUE INDEX FUND 11

[CUBE GRAPHIC]

Institutional Select(TM)

SMALL-CAP VALUE INDEX FUND
TICKER SYMBOL: ISSVX

GOAL -- The fund seeks high total return by tracking the performance of the S&P SmallCap 600/BARRA Value Index.


                                      INDEX
THE S&P SMALLCAP 600/BARRA VALUE INDEX includes those stocks from the S&P SmallCap 600(R) Index that are identified as value stocks. Standard & Poor's and BARRA, Inc. determine which stocks are listed in the index, generally choosing those with the highest ratios of book value to market price. Each stock is represented in proportion to its total market value.


                                    STRATEGY
To pursue its goal, the fund invests in stocks that are included in the index. It is the fund's policy that under normal circumstances it will invest at least 80% of total assets in these stocks; typically, the actual percentage is considerably higher. The fund generally gives the same weight to a given stock as the index does. In seeking to enhance after-tax performance, the fund may choose to realize certain capital losses and use them to offset capital gains. This strategy may help the fund reduce its taxable distributions. All other factors being equal, this can lower realized capital gains and lower operating expenses.

Like many index funds, the fund may invest in futures contracts and lend securities to minimize the gap in performance that naturally exists between any index fund and its index. This gap occurs mainly because, unlike the index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund potentially can offset the portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. Because some of the effect of expenses remains, however, the fund's performance normally is below that of the index.

VALUE INVESTING -- Value investing is based on the concept that over time, investors will come to recognize the true worth of undervalued stocks, and their prices will rise. In addition, value investing has the potential for lower volatility, because value stocks in theory are already trading at relatively low prices.

THE S&P SMALLCAP 600/BARRA VALUE INDEX currently contains 383 stocks representing approximately 50% of the total market value of the S&P SmallCap
600. The index is rebalanced at least twice a year, with some stocks being dropped from the index and others, newly considered to be value stocks, being added. (All figures as of 6/30/99.)



                          12 SMALL-CAP VALUE INDEX FUND

                                   MAIN RISKS
STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

YOUR INVESTMENT FOLLOWS THE SMALL-CAP VALUE PORTION OF THE U.S. STOCK MARKET, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCKS HAVE BEEN RISKIER THAN LARGE- AND MID-CAP STOCKS. Small-cap stock prices may be based largely on future expectations rather than current achievements, and may move sharply, especially during volatile markets. Although the S&P SmallCap 600/BARRA Value Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of small-cap value stocks. As a result, whenever these stocks perform less well than small-cap growth stocks, or mid- or large-cap stocks of any type, the fund may underperform funds that have exposure to those segments of the U.S. stock market. Likewise, whenever small-cap value stocks fall behind other types of investments -- bonds, for instance -- the fund's performance also will lag those investments.


OTHER MAIN RISK FACTORS -- Although the fund's main risks are those associated with its stock investments, its other investment strategies also may involve risks. These risks could affect how well the fund tracks the performance of the index.

For example, futures contracts, which the fund uses to gain exposure to the index for its cash balances, could cause the fund to track the index less closely if they don't perform as expected.

The fund also may lend a portion of its securities to certain financial institutions in order to earn income. These loans are fully collateralized. However, if the institution defaults, the fund's performance could be reduced.

INDEX OWNERSHIP -- Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R), 500(R) and S&P SmallCap 600/BARRA Value Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. More complete information may be found in the Statement of Additional Information (see back cover).



                          SMALL-CAP VALUE INDEX FUND 13

                                   PERFORMANCE
Because this is a new fund, no performance figures are given. Information will appear in a future version of the fund's prospectus.



                             FUND FEES AND EXPENSES
The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in the fund's total return.


                                  FEE TABLE (%)

 SHAREHOLDER FEES (% of transaction amount)                      None

 REDEMPTION FEE,
 charged only on shares you sell within 180 days
 of buying them, and paid directly to the fund                   0.75

 ANNUAL OPERATING EXPENSES
 (% of average net assets)
 Management fees                                                 0.25
 Distribution (12b-1) fees                                       None
 Other expenses*                                                 0.73
                                                               ------
 Total annual operating expenses                                 0.98

 EXPENSE REDUCTION                                             (0.66)
 NET OPERATING EXPENSES**                                        0.32

 *  Based on estimated expenses for the current fiscal year.
** Guaranteed by Schwab and the investment adviser through 12/31/2005 -- waived through 12/31/99.


                        EXPENSES ON A $10,000 INVESTMENT
Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment and 5% return each year. Figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 Year              3 Years
$33                 $103

                          14 SMALL-CAP VALUE INDEX FUND

                                 [CUBE GRAPHIC]

                              FINANCIAL HIGHLIGHTS


This section provides further details about the fund's financial history. "Total return" shows the percentage that an investor in the fund would have earned or lost during a given period, assuming all distributions were reinvested. Because the fund is new, these figures are unaudited. Audited figures will appear in the fund's first annual report (see back cover).

                                                               2/1/1999 -
                                                               4/30/1999

                              PER-SHARE DATA ($)

Net asset value at beginning of period                          $10.00
Income from investment operations:
  Net investment income                                           0.03
  Net realized and unrealized gain on investments                (0.11)
                                                                ------
  Total income from investment operations                        (0.08)
Net asset value at end of period                                 $9.92
                                                                ------
Total return (%)                                                 (0.80)(1)

                          RATIOS/SUPPLEMENTAL DATA (%)

Ratio of actual operating expenses to average net assets          0.00 (2)
Expense reductions reflected in above ratio                       1.14 (2)
Ratio of net investment income to average net assets              1.43 (2)
Portfolio turnover rate                                             4
Net assets, end of period ($ x 1,000,000)                         $21

1 Not annualized.
2 Annualized.


                          SMALL-CAP VALUE INDEX FUND 15

FUND MANAGEMENT


THE INVESTMENT ADVISER for the Institutional Select(TM) Funds is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for 39 mutual funds, including 8 equity index funds. The firm manages assets for more than 4 million shareholder accounts. (All figures on this page are as of 4/30/1999.)

As the investment adviser, the firm oversees the asset management and administration of the Institutional Select Funds. As compensation for these services, the firm receives a management fee from each fund. Each fund's fee is calculated as follows:


                                 MANAGEMENT FEE

                         (% of average daily net assets)

                                S&P 500 Fund          Large-Cap Value Fund     Small-Cap Value Fund
First $1 billion of assets         0.20%              0.20%                    0.25%
Assets above $1 billion            0.18%              0.18%                    0.23%


GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the S&P 500 fund. She joined the firm in 1995 and has nearly 20 years of experience in equity index management.

LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the large-cap and small-cap funds. Prior to joining the firm in 1998, he worked for 20 years in equity index management, most recently at Wilshire Associates, Inc.

YEAR 2000 ISSUE -- One issue with the potential to disrupt fund operations and affect performance is the inability of some computers to recognize the year 2000.

The investment adviser will continue to take steps to enable its systems to handle the year 2000 problem. The investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how this issue will affect fund administration, fund performance or securities markets in general.

                               16 FUND MANAGEMENT

Investing in the Funds

The following pages tell how to buy, sell and exchange shares in these funds.

There's also information on investment minimums, distribution options and taxes.

Your investment manager can help you make decisions about your investment and can work with you to answer questions you may have about investing in the funds.

If you don't have an investment manager, please call 1-800-435-4000.

                                  BUYING SHARES

Shares of the funds may be purchased through certain third-party investment providers, such as investment managers, financial institutions and workplace retirement plans. For a higher minimum investment, shares also may be purchased through a Schwab brokerage account.

If you are investing through a third-party investment provider, some of the instructions, minimums and policies described below may be different. Some investment providers may charge transaction or other fees and require signature guarantees. Contact your investment manager or other investment provider for more information.


                                     STEP 1

CHOOSE A FUND AND DECIDE HOW MUCH YOU WANT TO INVEST. The investment minimums for these funds depend on whether the account is being held by an investment manager or directly by another type of investor, such as an individual.

                       Minimum initial investment

Investment managers    $250,000 for S&P 500 Fund (aggregated client accounts)
                       $100,000 for Large-Cap and Small-Cap Value Index Funds
                       (aggregated client accounts) - waived until further notice.
                       $2,500 per client account

Other investors        $3,000,000 for each fund

                                     STEP 2

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

Option                 Features
Reinvestment           All dividend and capital gain distributions are invested
                       automatically in shares of your fund

Cash/reinvestment      You receive payment for dividends, while any capital gain
                       distributions are invested in shares of your fund

Cash You receive payment for all dividends and capital gain distributions

                                     STEP 3

PLACE YOUR ORDER USING ANY OF THE METHODS DESCRIBED AT RIGHT. Make checks payable to Charles Schwab & Co., Inc.


                           18 INVESTING IN THE FUNDS

                            SELLING/EXCHANGING SHARES

When selling or exchanging shares, please be aware of the following policies:

- A fund may take up to seven days to pay sale proceeds.
- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.
- The funds reserve the right to honor redemptions in portfolio securities instead of cash if they exceed 1% of a fund's assets or $250,000 in any 90 day period.
- As indicated in the funds' fee tables, each fund charges a redemption fee, payable to the fund, on the sale or exchange of any shares that have been held for less than 180 days; in attempting to minimize this fee, a fund will first sell any shares in your account that aren't subject to the fee (including shares acquired through reinvestment or exchange).
- Exchange orders must meet the minimum investment and other requirements for the fund into which you are exchanging.
- You must obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

                           METHODS FOR PLACING ORDERS

If you are investing through an investment manager, contact your manager for all transactions. If you do not have an investment manager, call 1-800-435-4000 for instructions. (1-800-345-2550 for TDD users.)


WHEN PLACING ORDERS

 With every order to buy, sell or exchange shares, you will need to include the following information:

- Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

- The name of the fund whose shares you want to buy or sell

- The dollar amount or number of shares you would like to buy, sell or exchange

- For exchanges, the name of the fund into which you want to exchange and the distribution option you prefer

- When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


                            INVESTING IN THE FUNDS 19

                              TRANSACTION POLICIES

THE FUNDS ARE OPEN FOR BUSINESS EACH DAY THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. Orders to buy, sell or exchange shares that are received in good order by Schwab prior to the close of the NYSE (generally 4 p.m. Eastern time) on a business day will be executed that day.

THE FUNDS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY, AFTER THE CLOSE OF THE NYSE. A fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Each order to buy, exchange or sell shares is executed at the next share price calculated after the order is accepted.

In valuing portfolio securities, the funds use market quotes if they are readily available. In cases where quotes are not readily available, a fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

THE FUNDS AND SCHWAB RESERVE CERTAIN RIGHTS, including the rights to:

- automatically redeem your shares if your account is closed for any reason
- modify or terminate the exchange privilege upon 60 days' written notice to shareholders
- refuse any purchase or exchange order, including those that appear to be associated with "market timing" strategies
- change or waive a fund's investment minimums
- suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC
- withdraw or suspend any part of the offering made by this prospectus


DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUNDS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult with your tax advisor about the tax implications of your investment in a fund. You can also visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital



                            20 INVESTING IN THE FUNDS
gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short-term if you held the shares for 12 months or less, long-term if you held the shares longer.

FOR TAX PURPOSES, AN EXCHANGE BETWEEN FUNDS is considered a taxable sale of one fund followed by a purchase of another fund.

AT THE BEGINNING OF EVERY YEAR, THE FUNDS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund paid during the previous calendar year. Shareholders also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you will end up receiving a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the amount of the distribution is subtracted from the share price.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.




                            INVESTING IN THE FUNDS 21

Notes





                                    22 NOTES

                                    NOTES 23

                                  TO LEARN MORE

This prospectus contains important information on the funds and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and portfolio holdings.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting Institutional Select(TM) Funds or the SEC. All materials from Institutional Select Funds are free; the SEC charges a duplicating fee. You can also review these materials in person at the SEC's Public Reference Room or by computer using the SEC's EDGAR database at www.sec.gov.

INSTITUTIONAL SELECT FUNDS
P.O. Box 7575
San Francisco, CA 94120-7575
800-435-4000

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-0102
800-SEC-0330 (Public Reference Section)
202-942-8090
www.sec.gov
publicinfo@sec.gov

SEC FILE NUMBERS
Institutional Select Funds 811-7704

[CUBE GRAPHIC]

INSTITUTIONAL SELECT(TM) FUNDS
[ Prospectus - December 1, 1999 ]

[CUBE GRAPHIC]

                       STATEMENT OF ADDITIONAL INFORMATION


                       INSTITUTIONAL SELECTTM S&P 500 FUND
                 INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND
                 INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND


                                DECEMBER 1, 1999

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the funds' prospectus dated December 1, 1999 (as amended from time to time).


To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, day or night, or write to the Funds at P.O. Box 7575, San Francisco, CA 94120-7575. For TDD Service call 800-345-2550, day or night.


The funds are series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS.................  2
MANAGEMENT OF THE FUNDS.................................................. 11
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...................... 14
INVESTMENT ADVISORY AND OTHER SERVICES................................... 15
BROKERAGE ALLOCATION AND OTHER PRACTICES................................. 16
DESCRIPTION OF THE TRUST................................................. 17
PURCHASE, REDEMPTION AND PRICING OF SHARES............................... 18
TAXATION................................................................. 19
CALCULATION OF PERFORMANCE DATA.......................................... 20

            INVESTMENT OBJECTIVES, SECURITIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES


Each fund's investment objective may be changed only by vote of a majority of its shareholders. A majority vote of outstanding securities of a fund means the vote, at an annual or a special meeting of shareholders, of the lesser of (a) 67% of the voting securities present at the meeting, if the shareholders of more than 50% of the outstanding securities of a fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a fund.


THE INSTITUTIONAL SELECT(TM) S&P 500 FUND seeks high total return. It intends to achieve its objective by tracking the performance of the S&P 500(R) Index.

THE S&P 500 is representative of the performance of the U.S. stock market. The index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the index are among the largest, it also includes some relatively small companies. Those companies, however, generally are established companies within their industry group. Standard & Poor's (S&P) identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks within each group to the S&P 500. There are four major industry sectors within the index: industrials, utilities, financial and transportation. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.

THE INSTITUTIONAL SELECT LARGE-CAP VALUE INDEX FUND seeks high total return. It intends to achieve its objective by tracking the performance of the S&P 500/BARRA Value Index.


THE S&P 500/BARRA VALUE INDEX is a widely recognized index comprised of 375 large-cap value common stocks selected by BARRA, Inc. and Standard & Poor's, as of June 30, 1999. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately one-half of the total value of the S&P 500 Index. The securities of the companies with the highest book-to-price ratios may be included in the index. BARRA, Inc. and Standard & Poor's rebalance the index at least semi-annually. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


THE INSTITUTIONAL SELECT SMALL-CAP VALUE INDEX FUND seeks high total return. It intends to achieve its objective by tracking the performance of the S&P Small Cap 600/BARRA Value Index.


THE S&P SMALL CAP 600/BARRA VALUE INDEX is a widely recognized index comprised of 383 small-cap value common stocks selected by BARRA, Inc. and Standard & Poor's, as of June 30, 1999. The total value of the index (as measured by the combined market capitalization of the companies included in the index) is approximately one-half of the total value of the S&P Small Cap 600 Index. The securities of companies with the highest book-to-price ratios may be included in the Index. BARRA, Inc. and Standard & Poor's rebalance the index at least semi-annually. The fund may purchase securities of companies with which it is affiliated to the extent these companies are represented in its index.


The funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Institutional Select S&P 500 Fund. S&P has no obligation to take the needs of the Institutional Select S&P 500 Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amounts of the funds' shares or in the determination or calculation of the equation by which the funds' shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the funds' shares.

S&P does not guarantee the accuracy and /or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the funds, their shareholders or any other person or entity from the use of the S&P 500 Index or any data therein. S&P makes no express or implied warranties and expressly disclaims all warranties or merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The following investment securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations. Not all investment securities or techniques discussed below are eligible investments for each fund. A fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                         INVESTMENT SECURITIES AND RISKS

BORROWING may subject a fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. Each fund may borrow money from banks and make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, each fund may not purchase securities when bank borrowings exceed 5% of a fund's total assets.

Each fund may establish lines-of-credit (lines) with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by a fund within 60 days and is not extended or renewed. Each fund intends to use the lines to meet large or unexpected redemptions that would otherwise force a fund to liquidate securities under circumstances which are unfavorable to the fund's remaining shareholders. Each fund will pay a fee to the bank for using the lines.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each fund will not concentrate its investments, unless its index is so concentrated.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, a fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could suffer losses.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The funds are series of an open-end investment management company. Each fund is a diversified mutual fund.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission (the "CFTC") licenses and regulates on foreign exchanges.

A fund must maintain a small portion of its assets in cash to process shareholder transactions and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow a fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. A fund may enter into futures contracts for these or other reasons.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" may be made daily, if necessary, as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. A fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, a fund will segregate assets in a separate account in an amount equal to the notional value of its outstanding futures contracts.

While a fund intends to purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if a fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.




Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If a fund is unable to close out its position and prices move adversely, a fund would have to continue to make daily cash payments to maintain its margin requirements. If a fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, a fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.


INDEXING STRATEGIES involve tracking the securities represented in, and therefore, performance of an index. Each fund normally will invest at least 80% of its total assets in the securities of its index. Moreover, each fund will invest so that its portfolio performs similarly to that of its index. Each fund tries to generally match its holdings in a particular security to its weight in the index. Each fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. A fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the board of trustees will consider alternative arrangements for a fund.


LENDING of portfolio securities is a common practice in the securities industry. A fund may engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral.

A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) a fund may at any time call the loan and obtain the return of the securities loaned; (3) a fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to a fund, it is expected that a fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer's corporate governance policies or structure.

REPURCHASE AGREEMENTS. Repurchase agreements involve a fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed. Under certain circumstances, repurchase agreements that are fully collateralized by U.S. government securities may be deemed to be investments in U.S.
government securities.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a fund, under the direction and supervision of the board of trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a fund invests in restricted securities that are deemed liquid, the general level of illiquidity in a fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by a fund, including those issued by foreign investment companies. Mutual funds are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses.

Each fund may purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the SEC. Mutual fund investments for a fund are currently restricted under federal regulations, and therefore, the extent to which a fund may invest in another mutual fund may be limited. In addition, each fund intends to vote any proxies of underlying mutual funds in accordance with the instructions received, or in the same proportion as the vote of all other shareholders of the underlying mutual fund.


Funds in which a fund also may invest include unregistered or privately-placed funds, such as hedge funds and off-shore funds, and unit investment trusts. Hedge funds and off-shore funds are not registered with the SEC, and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these funds may have greater ability to make investments or use investment techniques that offer a higher degree of investment return, such as leveraging, which also may subject fund assets to substantial risk to the investment principal. These funds, while not regulated by the SEC like mutual funds, may be indirectly supervised by the sources of their assets, which tend to be commercial and investment banks and other financial institutions. Investments in these funds also may be more difficult to sell, which could cause losses to a fund. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as one month. This means investors would not be able to sell their shares of a hedge fund until such time had past.


SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that are typically small in comparison to those in the S&P 500. Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.


These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid cap stocks, and the Small-Cap Value Index Fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Small-Cap Value Index Fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a fund that invests in small-cap stocks (like the Small-Cap Value Index Fund) may change sharply during the short term and long term.

STOCK SUBSTITUTION STRATEGY is a strategy, whereby each fund may, in extraordinary circumstances, substitute a similar stock for a security in its index.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. Treasury securities include bills, notes and bonds and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Securities issued by government agencies or instrumentalities include obligations of the following:
The Farm Credit System, Small Business Administration, and the Government National Mortgage Association (GNMA or Ginnie Mae), including GNMA certificates and mortgage-backed securities, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right to borrow from the U.S. Treasury; Freddie Mac (formerly known as the Federal Home Loan Mortgage Association or FHLMC) and Fannie Mae (formerly known as the Federal National Mortgage Association or FNMA), or the Student Loan Marketing Association (Sallie Mae or SLMA), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality.

There can be no assurance that the U.S. government will provide full financial support to U.S. government-sponsored agencies or instrumentalities if the U.S. government is not obligated to do so under law. While U.S. government securities, including U.S. Treasury securities, are among the safest securities, like other fixed-income securities, they are sensitive to interest rate changes, which will cause their yield and value of such securities to fluctuate.

YEAR 2000 presents uncertainties and possible risks to the smooth operations of a fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the funds' and its service providers' dependence on computer technology to operate, the nature and impact of Year 2000 processing failures on a fund could be material. The funds' investment adviser is taking steps to minimize the risks of Year 2000 for the funds, including seeking assurances from the funds' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds, however, minimizing Year 2000 risk for the funds is a priority of the investment adviser.


Because each fund intends to track an index rather than focus on the fundamentals of the underlying issuers, the investment adviser generally will not take into account the extent to which an issuer has prepared or is preparing for the year 2000 problem when managing a fund's portfolio. It is possible that a fund's portfolio and performance may be materially affected by an issuer's year 2000 related problems.


                             INVESTMENT LIMITATIONS

Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act).

EACH FUND MAY NOT:

1) purchase securities of any issuer, except as consistent with the maintenance of its status as a diversified company under the 1940 Act;

2) concentrate investments in a particular industry or group of industries, except as permitted under the 1940 Act, or the rules or regulations thereunder; and

3) (i) purchase or sell commodities, commodities contracts, futures contracts or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities or (v) pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act, or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by a fund.


Concentration. The SEC staff defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.


Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets. The 1940 Act presently excludes temporary borrowings not in excess of 5% of a fund's total assets from this limitation on borrowings.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies.

NON-FUNDAMENTAL INVESTMENT POLICIES.

The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees.

EACH FUND MAY NOT:

1) purchase securities of any issuer, if as a result, more than 15% of its net assets would be invested in illiquid securities, including repurchase agreements with maturities in excess of 7 days;

2) invest for the purpose of exercising control or management of another issuer;

3) purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC;

4) sell securities short unless it owns the security or the right to obtain the security or equivalent securities (transactions in futures contracts and options are not considered selling securities short);

5) purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin payments in connection with futures contracts and options on futures shall not constitute purchasing securities on margin;

6) borrow money for temporary or emergency purposes except that a fund may (i) borrow money from banks and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days) and the fund will not purchase securities while borrowings represent more than 5% of its total assets;


7) concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time except to the extent the securities represented in its index are concentrated;


8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of securities or repurchase agreements).

Except with respect to non-fundamental limitations (1) illiquid securities and
(6) borrowing, any subsequent change in net assets or other circumstances will not be considered when determining whether the investment complies with a fund's investment policies and limitations.


Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.


                             MANAGEMENT OF THE FUNDS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment manager), are as follows:


                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB*                      Chairman, Chief           Chairman and Co-Chief Executive Officer,
July 29, 1937                           Executive Officer         Director, The Charles Schwab Corporation; Chief
                                        and Trustee               Executive Officer, Director, Charles Schwab
                                                                  Holdings, Inc.; Chairman, Director, Charles
                                                                  Schwab & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc.; Director, The Charles Schwab
                                                                  Trust Company; Chairman, Schwab Retirement Plan
                                                                  Services, Inc.; Chairman and Director until
                                                                  January 1999, Mayer & Schweitzer, Inc. (a
                                                                  securities brokerage subsidiary of The Charles
                                                                  Schwab Corporation); Director, The Gap, Inc. (a
                                                                  clothing retailer), Transamerica Corporation (a
                                                                  financial services organization), AirTouch
                                                                  Communications (a telecommunications company)
                                                                  and Siebel Systems (a software company).

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
------------------------------------------------------------------------------------------------------------------
STEVEN L. SCHEID*+                      President and Trustee     Vice Chairman and Executive Vice President, The
June 28, 1953                                                     Charles Schwab Corporation; Vice Chairman and
                                                                  Enterprise President - Financial Products and
                                                                  Services, Director, Charles Schwab & Co., Inc.;
                                                                  Chief Executive Officer and Chief Financial
                                                                  Officer, Director, Charles Schwab Investment
                                                                  Management, Inc. From 1994 to 1996, Mr.
                                                                  Scheid was Executive Vice President of Finance for
                                                                  First Interstate Bancorp and Principal Financial
                                                                  Officer from 1995 to 1996. Prior to 1994, Mr. Scheid was
                                                                  Chief Financial Officer, First Interstate Bank of Texas.

DONALD F. DORWARD                       Trustee                   Chief Executive Officer, Dorward Associates
September 23, 1931                                                (corporate management, marketing and communications
                                                                  consulting firm); From 1996 to 1999, Executive Vice
                                                                  President and Managing Director, Grey Advertising. From 1990 to
                                                                  1996, Mr. Dorward was President and Chief Executive
                                                                  Officer, Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (Investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate investment
                                                                  trust).

MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment,
                                                                  management, and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for Robertson Stephens
                                                                  Investment Management, Inc. From 1993 to 1994, she was Vice
                                                                  President of Fund Accounting, Capital Research and
                                                                  Management Co.



----------
* This trustee is an "interested person" of the trusts.

+ Effective August 18, 1998, Mr. Scheid was elected as President and Trustee.

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS & AFFILIATIONS
NAME/DATE OF BIRTH                      THE TRUST
------------------------------------------------------------------------------------------------------------------
WILLIAM J. KLIPP*                       Trustee                   Executive Vice President, SchwabFunds(R),
December 9, 1955                                                  Charles Schwab & Co., Inc.; President and Chief
                                                                  Operating Officer, Charles Schwab Investment
                                                                  Management, Inc.

JEREMIAH H. CHAFKIN                     Executive Vice            Executive Vice President, SchwabFunds(R),
May 9, 1959                             President, Chief          Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer         Operating Officer, Charles Schwab Investment
                                                                  Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.





Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



Each fund is overseen by a Board of Trustees. The Board of Trustees meets regularly to review each fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of a fund's shareholders. The following table provides information as of October 31, 1999, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 40 funds as of October 31, 1999.




                                                             Pension or             ($)
                                    ($)                      Retirement            Total
Name of Trustee            Aggregate Compensation         Benefits Accrued   Compensation from
                                 From the                   as Part of Fund    Fund Complex
                                                              Expenses
                     ----------------------------------
                     S&P 500     Large-Cap   Small Cap
                     Fund        Value       Value
                                 Index Fund  Index Fund
--------------------------------------------------------------------------------------------------
Charles R. Schwab    0           0           0            N/A                 0



----------
* This Trustee is an "interested person" of the Trust.

                                                             Pension or             ($)
                                    ($)                      Retirement            Total
Name of Trustee            Aggregate Compensation         Benefits Accrued   Compensation from
                                 From the                   as Part of Fund    Fund Complex
                                                              Expenses
                     ----------------------------------
                     S&P 500     Large-Cap   Small Cap
                     Fund        Value       Value
                                 Index Fund  Index Fund
--------------------------------------------------------------------------------------------------
Steven L. Scheid     0           0           0            N/A                 0

William J. Klipp,    0           0           0            N/A                 0

Donald F. Dorward    $735        $662        $645         N/A                 $118,150

Robert G. Holmes     $735        $662        $645         N/A                 $118,150

Donald R. Stephens   $735        $662        $645         N/A                 $118,150

Michael W. Wilsey    $735        $662        $645         N/A                 $109,450



                           DEFERRED COMPENSATION PLAN

Trustees who are not "interested persons" of a trust ("independent trustees") may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would be if the fees credited to the account had been invested in the shares of SchwabFunds(R) selected by the trustee. Currently, none of the independent trustees have elected to participate in this plan.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 31, 1999, the officers and trustees of the funds, as a group owned of record or beneficially less than 1% of the outstanding voting securities of each fund.




----------

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISOR

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the funds' investment advisor and administrator pursuant to Investment Advisory and Administration Agreements (Advisory Agreements) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

For its advisory and administrative services to the Institutional Select(TM) S&P 500 Fund, Large-Cap Value Index Fund and Small-Cap Value Index Fund, the investment advisor is entitled to receive an annual fee, accrued daily and paid monthly, of 0.20%, 0.20% and 0.25% respectively of each fund's average daily net assets not in excess of $1 billion, and 0.18%, 0.18% and 0.23% respectively of such net assets over $1 billion.


The investment adviser and Schwab have voluntarily guaranteed that, through at least December 31, 2005, the total operating expenses (excluding interest, taxes and extraordinary expenses) of the Institutional Select S&P 500 Fund, Large Cap-Value Index Fund and Small-Cap Value Index Fund will not exceed 0.15%, 0.25% and 0.32%, respectively, of each fund's average daily net assets. The Investment Advisor and Schwab guarantee that total operating expenses (excluding taxes, brokerage commissions and extraordinary expenses) of the Small-Cap Value Index Fund will not exceed 0.00% through at least December 31, 1999.



                                   DISTRIBUTOR

Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the funds and is the trust's agent for the purpose of the continuous offering of the funds' shares. The funds pay the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the funds' prospectuses, financial reports and other informational literature about the funds. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services. At its own expense, Schwab may engage third party entities, as appropriate, to perform some or all of these services.

For the services performed as transfer agent under the contract with the funds, Schwab is entitled to receive an annual fee, payable monthly from the funds, in the amount of 0.05% of each fund's average daily net assets. For the services performed as shareholder services agent under its contract with the funds, Schwab is entitled to receive an annual fee, payable monthly from the funds, in the amount of 0.05% of the average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

PFPC Trust Company, Airport Business Center, 200 Stevens Drive, Suite 440, Lester Pennsylvania, 19113, serves as custodian for the funds and PFPC, Inc., 103 Bellevue Parkway, Wilmington DE 19809, serves as fund accountant.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The accountant maintains all books and records related to the funds' transactions.

                             INDEPENDENT ACCOUNTANT


The funds' independent accountants audit and report on the annual financial statements of each series of the trust and review certain regulatory reports and the funds' federal income tax return. They also perform other professional accounting, auditing, tax and advisory services when the trust engages them to do so. The funds' audited financial statements for the fiscal year ending October 31, 1999, will be included in the funds' annual report that is supplied with the SAI.



                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities each fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less (short-term securities) are excluded.


A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. A fund may experience a high portfolio turnover rate in its first year of operation. The funds do not expect that their respective portfolio turnover rates will exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds.


Each funds' portfolio turnover rates will be set forth in the financial highlight tables in the prospectus in the future. Each fund does not anticipate significant variations in its portfolio turnover rate from one year to the next.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the funds, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to its clients.

The investment decisions for the funds are reached independently from those for other accounts managed by the investment adviser. Such other accounts also may make investments in instruments or securities at the same time as the funds. When two or more accounts managed by the investment adviser have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases, this procedure may affect the size or price of the position obtainable for a fund. However, it is the opinion of the board of trustees that the benefits conferred by the investment adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.


In an attempt to obtain best execution for a fund, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable a fund to trade directly with other institutional holders on a net basis. At times, this may allow a fund to trade larger blocks than would be possible trading through a single market maker.


                            DESCRIPTION OF THE TRUST

Each fund is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each fund. Each fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The funds may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

As long as the funds or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing each fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your fund and request that your mailings not be consolidated.

Each fund reserves the right to waive the early redemption fee for certain tax-advantaged retirement plans.

The funds have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

Each fund is designed for long-term investing. Because short-term trading activities can disrupt the smooth management of a fund and increase its expenses, each fund reserves the right to refuse any purchase or exchange order that appears in its sole discretion to be associated with short-term trading activities or "market timing." Because market timing decisions to buy and sell securities typically are based on an individual investor's market outlook, including such factors as the perceived strength of the economy or the anticipated direction of interest rates, it is difficult for a fund to determine in advance what purchase or exchange orders may be deemed to be associated with market timing or short-term trading activities.


                                PRICING OF SHARES

Securities traded on stock exchanges are valued at the last-quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. Securities for which market quotations or closing values are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines and procedures adopted by the board of trustees. These procedures require that securities be valued on the basis of prices provided by approved pricing services, except when a price appears manifestly incorrect or events occurring between the time a price is furnished by a service and the time a fund calculates its share price materially affect the furnished price. The board of trustees regularly reviews fair values assigned to portfolio securities under these circumstances and also when no prices from approved pricing services are available.


                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each fund's policy to qualify for taxation as a "regulated investment company"(RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A fund's transactions in futures contracts, forward contracts, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the funds and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the funds' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the funds. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the funds, dividend distributions the funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the funds were regular corporations. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code's definition of "resident alien" or (2) who is physically present in the US for 183 days or more. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.


                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.

Name of Fund (Commencement of Operations)                From Commencement of Operations to October 31, 1999
--------------------------------------------             ---------------------------------------------------
Institutional Select(TM) S&P 500 Fund (2/1/99)                                   7.40%

Large-Cap Value Index Fund (2/1/99)                                            6.80%

Small-Cap Value Index Fund (2/1/99)                                           (1.10%)


An after-tax total return for each fund may be calculated by taking that fund's total return and subtracting applicable federal taxes from the portions of each fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

Each fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A fund also may advertise its cumulative total return. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 1999.


Name of Fund (Commencement of Operations)                   Cumulative Total Return
------------------------------------------                  -----------------------
Institutional Select S&P 500 Fund (2/1/99)                                 7.40%

Large-Cap Value Index Fund (2/1/99)                                        6.80%

Small-Cap Value Index Fund (2/1/99)                                        (1.10%)


The performance of the funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the funds' performance to be higher or lower than that of an index.

                                 TAX EFFICIENCY

Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the investment adviser of the funds employs specific investment policies designed to minimize capital gain distributions while achieving each fund's investment objective.

These policies include selling the highest tax cost securities first, not re-balancing the portfolios to reflect changes in their indexes, trading only round-lots or large blocks of securities and focusing on individual tax lots in deciding when and how to manage the realization of capital gains. In addition, the investment adviser monitors, analyzes and evaluates each fund's portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to realize capital losses, which offset realized capital gains. These policies will be utilized to the extent they do not have a material effect on a fund's ability to track or match the performance of its index. They may affect the composition of a fund's index holdings as compared to the index. By deferring or avoiding the realization of capital gains, where possible, until an investor sells shares, those unrealized gains can accumulate in a fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situations. There can be no assurance that the investment adviser will succeed in avoiding realized net capital gains.

Each fund may refer to recent studies that analyze certain techniques and strategies the funds may use to promote the advantages of investing in a fund that is part of a large, diverse mutual fund complex. From time to time, the funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the funds. In addition, such advertisements may include comparisons of the funds' performance against that of investment products that do not employ the funds' policy of seeking to limit capital gains.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 23.       Exhibits.
               ---------
(a)      Articles of                      Agreement and Declaration of Trust, dated May 6, 1993 is incorporated by
         Incorporation                    reference to Exhibit 1 of Post-Effective Amendment No. 21 to Registrant's
                                          Registration on Form N-1A, electronically filed on December 17, 1997.

(b)      By-Laws                          Amended and Restated Bylaws are incorporated by reference to Exhibit 2 of
                                          Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form
                                          N-1A, electronically filed on February 27, 1996.

(c)      Instruments Defining   (i)       Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and
         rights of Security               Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of Trust,
         Holders                          dated May 6, 1993, referenced in Exhibit (a) above, are incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 21 of Registrant's
                                          registration Statement on Form N-1A electronically filed on December 17, 1997.

                                (ii)      Articles 9 and 11 of the Amended and Restated Bylaws are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 7 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on February 27,
                                          1996.

(d)      Investment Advisory    (i)       Investment Advisory and Administration Agreement between Registrant and
         Contracts                        Charles Schwab Investment Management, Inc. (the "Investment Manager"), dated
                                          June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of
                                          Post-Effective Amendment No. 21 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 17, 1997.

                                (ii)      Amended Schedules A and B to Investment Advisory and Administration Agreement
                                          referenced in Exhibit (d)(i) above is incorporated herein by reference to
                                          Exhibit (d)(ii) of Post-Effective Amendment No. 32 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on February 26,
                                          1999.

                                (iii)     Amended Schedules A and B to the Investment Advisory and Administration
                                          Agreement between Registrant and the Investment Manager, referenced in
                                          Exhibit (d)(i) above are incorporated herein by reference to Exhibit (d)(iii)
                                          of Post Effective Amendment No. 33 to Registrant's Registration Statement on
                                          Form N-1A electronically filed on April 15, 1999.

                                (vi)      Investment Sub-Advisory Agreement between Investment Manager, on behalf of the Schwab Analytics Fund(R), and Symphony Asset Management is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 10 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on May
                                          17, 1996.

(e)      Underwriting           (i)       Distribution Agreement between Registrant and Charles Schwab & Co., Inc.
         Contracts                        ("Schwab"), dated July 21, 1993, is incorporated herein by reference to
                                          Exhibit 6(a) of Post-Effective Amendment No. 21 to Registrant's Registration
                                          Statement on Form N-1A, electronically filed on December 17, 1997.

                                (ii)      Amended Schedule A to the Distribution Agreement, referenced at Exhibit
                                          (e)(i) above, is incorporated herein by reference to Exhibit (e)(ii) of
                                          Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on February 26, 1999.

                                (iii)     Amended Schedule A to the Distribution Agreement between Registrant and
                                          Schwab, referenced at Exhibit (e)(i) above, is incorporated herein by reference to Exhibit (e)(iii) of Post Effective Amendment No. 33 to
                                          Registrant's Registration Statement on Form N-1A electronically filed on
                                          April 15, 1999.

(f)      Bonus or Profit                  Inapplicable
         Sharing Contracts

(g)      Custodian Agreements   (i)       Custodian Agreement between Registrant and Morgan Stanley Trust Company, dated April 4, 1997, is incorporated herein by reference to Exhibit 8(a) of
                                          Post-Effective Amendment No. 18 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on April 14, 1997.

                                (ii)      Amended Appendix 2 to Custodian Agreement between the Registrant and Morgan
                                          Stanley Trust Company referred to at Exhibit g(i) above, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 30 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          December 29, 1998.

                                (iii)     Amended Custodian Agreement referenced at Exhibit g(i) above, between
                                          Registrant and Morgan Stanley Trust Company, is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 21 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on December 17,
                                          1997.

                                (iv)      Accounting Services Agreement between Registrant and SEI Investments, dated
                                          April 1, 1998,  is incorporated herein by reference to Exhibit 8(d) of
                                          Post-Effective Amendment No. 26 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on August 14, 1998.

                                (v)       Amended Schedule A to the Accounting Services Agreement referenced at Exhibit
                                          (g)(iv) above, is incorporated herein by reference to Exhibit (g)(v) of
                                          Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                          Form N1-A, electronically filed on February 26, 1999.

                                (vi)      Amended Schedule A to the Accounting Services Agreement referenced at Exhibit
                                          (g)(iv) above, is incorporated herein by reference to Exhibit (g)(vi) of Post
                                          Effective Amendment No. 34 to Registrant's Registration Statement on Form
                                          N-1A, electronically filed on September 14, 1999.

                                (vii)     Custodian Services Agreement between Registrant, on behalf of the Schwab S&P
                                          500 Fund, and PNC Bank, National Association ("PNC Bank"), dated February 21,
                                          1996, is incorporated herein by reference to Exhibit 8(c) of Post-Effective
                                          Amendment No. 7 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on February 27, 1996.

                                (viii)    Schedule A to the Custodian Services Agreement referenced at Exhibit (g)(vii)
                                          above between Registrant, on behalf of the Institutional Select Index Funds is incorporated herein by reference to Exhibit (g)(viii) of Post-Effective
                                          Amendment No. 32 to Registrant's Registration Statement on Form N1-A,
                                          electronically filed on February 26, 1999.

                                (ix)      Schedule I to the Custodian Services Agreement referenced at Exhibit (g)(vii) above, is incorporated herein by reference to Exhibit (g)(ix) of Post Effective Amendment No. 34 of
                                          Registrant's Registration Statement on Form N-1A, electronically filed on September 14,
                                          1999.

                                (x)       Accounting Services Agreement between Registrant, on behalf of the Schwab S&P
                                          500 Fund, and PFPC Inc., dated February 21, 1996,  is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 7 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on February 27,
                                          1996.

                                (xi)      Amended Schedule to the Accounting Services Agreement referenced at Exhibit
                                          g(viii) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated herein by reference to Exhibit 8(f) of Post-Effective Amendment No. 10 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on May 17, 1996.

                                (xii)     Transfer Agency Agreement between Registrant and Schwab, dated July 21,
                                          1993,  is incorporated herein by reference to Exhibit 8(j) of Post-Effective
                                          Amendment No. 21 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on December 17, 1997.

                                (xiii)    Amended Schedules A and C to the Transfer Agency Agreement referenced at
                                          Exhibit (g)(xii) above is incorporated herein by reference to Exhibit (xiii)
                                          of Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                          Form N1-A, electronically filed on February 26, 1999.

                                (xiv)     Amended Schedules A and C to the Transfer Agency Agreement between Registrant and Schwab referenced at Exhibit (g)(xii) above, are incorporated herein by reference to Exhibit (g)(xiv) of Post Effective Amendment No. 33 to
                                          Registrant's Registration Statement on Form N-1A electronically filed on
                                          April 15, 1999.

                                (xv)      Shareholder Service Agreement between Registrant and Schwab, dated July 21,
                                          1993 is incorporated herein by reference to Exhibit 8(l) of Post-Effective
                                          Amendment No. 21 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on December 17, 1997.

                                (xvi)     Amended Schedules A and C to the Shareholder Service Agreement between
                                          Registrant and Schwab referenced at Exhibit g(xv) above, is incorporated herein by reference to Exhibit (g)(xvi) of Post-Effective Amendment No. 32 to
                                          Registrant's Registration Statement on Form N1-A, electronically filed on
                                          February 26, 1999.

                                (xvii)    Amended Schedules A and C to the Shareholder Service Agreement between
                                          Registrant and Schwab referenced at Exhibit (g)(xv) above, are incorporated herein by reference to Exhibit (g)(xvii) of Post Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A electronically filed on
                                          April 15, 1999.

                                (xviii)   Amended Schedule A, dated November 1, 1998 to Accounting Services Agreement between the Registrant and SEI Investments referenced as Exhibit (g)(iv)
                                          above, is incorporated herein by reference to Exhibit (g)(xiv) of
                                          Post-Effective Amendment No. 30 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 29, 1998.

                                (xix)     Amended Custodian Services Agreement by and between Registrant and PNC Bank,
                                          National Association, dated November 1, 1998, referenced as Exhibit (g)(vii)
                                          above, is incorporated herein by reference to Exhibit (g)(xv) of
                                          Post-Effective Amendment No. 30 to Registrant's Registration Statement on
                                          Form N-1A, electronically filed on December 29, 1998.

(h)      Other Material                   License Agreement between Schwab Capital Trust and Standard & Poor's is
         Contracts                        incorporated herein by reference to Exhibit (h) of Post-Effective Amendment
                                          No. 32 to Registrant's Registration Statement on Form N1-A, electronically filed on February 26, 1999.

(i)      Legal Opinion                    Opinion of Counsel electronically filed herewith.

(j)      Other Opinions                   Inapplicable.

(k)      Omitted Financial                Inapplicable.
         Statements

(l)      Initial Capital        (i)       Purchase Agreement for the Schwab International Index Fund(R), dated June 17,
         Agreement                        1993, is incorporated herein by reference to Exhibit 13(a) of Post-Effective
                                          Amendment No. 21 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on December 17, 1997.

                                (ii)      Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13,
                                          1993, is incorporated herein by reference to Exhibit 13(b) of Post-Effective
                                          Amendment No. 21 to Registrant's Registration Statement on Form N-1A,
                                          electronically filed on December 17, 1997.

                                (iii)     Purchase Agreement for the Schwab MarketTrack Portfolios - Growth Portfolio,
                                          Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset
                                          Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and Schwab
                                          Asset Director - Conservative Growth Funds) is incorporated herein by reference to Exhibit 13(c) of Post-Effective Amendment No. 6 to registrant's
                                          Registration Statement on Form N-1A, electronically filed on December 15,
                                          1996.

                                (iv)      Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and
                                          e.Shares(R) is incorporated herein by reference to Exhibit 13(d) of
                                          Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form
                                          N-1A, electronically filed on February 27, 1996.

                                (v)       Purchase Agreement for the Schwab Analytics Fund(R) is incorporated herein by reference to Exhibit 13(e) to Post-Effective Amendment No. 13 of Registrant's
                                          Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                                (vi)      Purchase Agreement for Schwab MarketManager International Portfolio (formerly
                                          Schwab OneSource(R) Portfolios-International) is incorporated herein by reference to Exhibit 13(f) of Post-Effective Amendment No. 13 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                                (vii)     Purchase Agreement for Schwab MarketManager Growth Portfolio and Balanced
                                          Portfolio (formerly Schwab OneSource Portfolios-Growth Allocation and Schwab
                                          OneSource Portfolios-Balanced Allocation) is incorporated herein by reference of Exhibit 13(g) to Post-Effective Amendment No. 14 to Registration Statement
                                          on Form N-1A, electronically filed on December 18, 1996.

                                (viii)    Purchase Agreement for Schwab MarketManager(TM) Small Cap Portfolio (formerly
                                          Schwab OneSource(R) Portfolios-Small Company) is incorporated herein by reference to Exhibit 13(h) of Post-Effective Amendment No. 21 to Registrant's
                                          Registration Statement on Form N-1A, electronically filed on December 17,
                                          1997.

                                (ix)      Purchase Agreement for MarketTrack(TM) All Equity Portfolio is incorporated herein by reference to Exhibit 13(i) of Post-Effective Amendment No. 26 to
                                          Registrant's Registration Statement on Form N-1A, electronically filed on
                                          August 14, 1998.

                                (x)       Purchase Agreement for Institutional Select S&P 500 Fund, Institutional
                                          Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value
                                          Index Fund is incorporated herein by reference to Exhibit (l)(x) of
                                          Post-Effective Amendment No. 32 to Registrant's Registration Statement on
                                          Form N1-A, electronically filed on February 26, 1999.

                                (xi)      Purchase Agreement for Schwab Total Stock Market Index Fund is incorporated herein by reference to Exhibit (l)(xi) of Post Effective Amendment No. 33 to
                                          Registrant's Registration Statement on Form N-1A electronically filed on
                                          April 15, 1999.

(m)      Rule 12b-1 Plan                  Inapplicable.

(n)      Financial Data         (i)       Financial Data Schedules for Institutional Select S&P 500 Fund are
         Schedule                         electronically filed herewith.

                                (ii)      Financial Data Schedules for Institutional Select Large-Cap Value Advantage
                                          Index Fund are electronically filed herewith.

                                (iii)     Financial Data Schedules for Institutional Select Small-Cap Value Index Fund
                                          are electronically filed herewith.

(o)      Rule 18f-3 Plan        (i)       Amended and Restated Multiple Class Plan, dated April 10, 1997, for Schwab
                                          International Index Fund, Schwab Small-Cap Index Fund and Schwab S&P 500 Fund
                                          is incorporated herein by reference to Post Effective Amendment 18 to
                                          Registrant's Registration Statement on Form N1-A, electronically filed on
                                          April 14, 1997.

                                (ii)      Amended Schedule A to the Amended and Restated Multiple Class Plan and the
                                          Amended and Restated Multiple Class Plan, referenced at Exhibit (o)(i) above, for Schwab Total Stock Market Index are incorporated herein by reference to
                                          Exhibit (o)(ii) of Post Effective Amendment No. 33 to Registrant's
                                          Registration Statement on Form N-1A electronically filed on April 15, 1999.



Item 24.      Persons Controlled by or under Common Control with the Fund.

         The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 25.      Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.      Business and Other Connections of Investment Adviser

Registrant's investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment adviser to Registrant, also serves as the investment adviser to The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 101 Montgomery Street, San Francisco, California 94104. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser
(CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below. In addition, the name and position of each director and/or senior or executive officer of the Registrant's principal underwriter Schwab & Co. Inc. is listed below.

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman, Director
Chairman, Chief Executive
Officer and Trustee              The Charles Schwab Corporation                    Chairman and Co-Chief Executive
                                                                                   Officer, Director

                                 Charles Schwab Investment Management, Inc.        Chairman, Director

                                 The Charles Schwab Trust Company                  Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director until
                                                                                   January 1999

                                 Schwab Retirement Plan Services, Inc.             Chairman, Director until January
                                                                                   1999

                                 Charles Schwab Limited (U.K.)                     Chairman and Chief Executive
                                                                                   Officer

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings, Inc. I                     Chairman and Chief Executive
                                                                                   Officer

                                 Performance Technologies, Inc.                    Chairman, Director until January
                                                                                   1999

                                 TrustMark, Inc.                                   Chairman and Director until
                                                                                   January 1999

                                 The Gap, Inc.                                     Director

Name and Position
with Registrant                  Name of Company                                   Capacity
-------------------------------- ------------------------------------------------- ----------------------------------
                                 Transamerica Corporation                          Director

                                 AirTouch Communications                           Director

                                 Siebel Systems                                    Director

                                 Schwab Holdings, Inc.                             Chief Executive Officer

                                 Schwab International Holdings, Inc.               Chairman and Chief Executive
                                                                                   Officer

                                 Schwab (SIS) Holdings Inc. I                      Chairman and Chief Executive
                                                                                   Officer

David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer, Director

                                 The Charles Schwab Corporation                    President and Co-Chief Executive
                                                                                   Officer, Director

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Charles Schwab Limited (U.K.)                     Director until January 1999

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

                                 TrustMark, Inc.                                   Director until January 1999

Steven L. Scheid                 Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
President and Trustee                                                              President - Financial Products
                                                                                   and Services, Director

                                 The Charles Schwab Corporation                    Vice Chairman and Executive Vice
                                                                                   President

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer and
                                                                                   Chief Financial Officer, Director

                                 The Charles Schwab Trust Company                  Director until July 1998

                                 Charles Schwab Limited (U.K.)                     Finance Officer

                                 Schwab Retirement Plan Services, Inc.             Director until January 1999

                                 Performance Technologies, Inc.                    Director until January 1999

Name and Position
with Registrant                Name of Company                                   Capacity
------------------------------ ------------------------------------------------- ----------------------------------
                               Mayer & Schweitzer, Inc.                          Director until January 1999

Willie C. Bogan                The Charles Schwab Corporation                    Assistant Corporate Secretary

                               Charles Schwab & Co., Inc.                        Vice President and Assistant
                                                                                 Corporate Secretary

                               Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary

Jeremiah H. Chafkin,           Charles Schwab & Co., Inc.                        Executive Vice President -
Executive Vice President                                                         SchwabFunds
and Chief Operating
Officer

                               Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                 Officer

Karen W. Chang                 Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                 Investor Services

John P. Coghlan                Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                 President - Retirement Plan
                                                                                 Services and Services for
                                                                                 Investment Managers

Frances Cole,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                        Counsel and Assistant Corporate
                                                                                 Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                        Vice Chairman and President -
                                                                                 Schwab Retail Group

Christopher V. Dodds           Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                 Financial Officer

Carrie Dwyer                   Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 Corporate Oversight and Corporate
                                                                                 Secretary

Wayne W. Fieldsa               Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                 Operations

Lon Gorman                     Charles Schwab & Co., Inc.                        Vice Chairman and Enterprise
                                                                                 President - Capital Markets and
                                                                                 Trading

James M. Hackley               Charles Schwab & Co., Inc.                        Executive Vice President - Retail
                                                                                 Client Services

Colleen M. Hummer              Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                 Funds Operations

Name and Position
with Registrant                Name of Company                                   Capacity
------------------------------ ------------------------------------------------- ----------------------------------
William J. Klipp,              Charles Schwab & Co., Inc.                        Executive Vice President -
Trustee                                                                          SchwabFunds

                               Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                 Officer

Daniel O. Leemon               The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                 Strategy Officer

Dawn G. Lepore                 Charles Schwab & Co., Inc.                        Vice Chairman, Executive Vice
                                                                                 President and Chief Information
                                                                                 Officer

Susanne D. Lyons               Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                 Client Services

Frederick E. Matteson          Charles Schwab & Co., Inc.                        Executive Vice President - Schwab
                                                                                 Technology Services

John P. McGonigle              Charles Schwab & Co., Inc.                        Executive Vice President - Third
                                                                                 Party Funds

Geoffrey Penney                Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 Financial Products and
                                                                                 International Technology

George A. Rich                 Charles Schwab & Co., Inc.                        Executive Vice President - Human
                                                                                 Resources

Gideon Sasson                  Charles Schwab & Co., Inc.                        Enterprise President - Electronic
                                                                                 Brokerage

Elizabeth G. Sawi              Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                 Administrative Officer

Leonard Short                  Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                 Advertising and Branch Management

Luis E. Valencia               Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                 International

Stephen B. Ward,               Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                        Investment Officer
Chief Investment Officer


The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

           Name                          Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------
Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until 1994


Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief Compliance
                                                                       Officer

                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development

                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994

Item 27.         Principal Underwriters.

         (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab also acts as principal underwriter for the The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

         (b) See Item 26(b) for information on each director and/or senior or executive officer of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c) Not applicable.

Item 28.      Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Fund Resources, Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 35 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 30th day of November, 1999.


                                                   SCHWAB CAPITAL TRUST
                                                   Registrant

                                                   Charles R. Schwab*
                                                   ---------------------------
                                                   Charles R. Schwab, Chairman,
                                                   Chief Executive Officer and
                                                   Trustee

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of November, 1999.

Signature                                            Title
---------                                            -----
Charles R. Schwab*                                   Chairman, Chief Executive
------------------                                   Officer and Trustee
Charles R. Schwab

Steve Scheid*                                        President and Trustee
-------------
Steve Scheid

William J. Klipp*                                    Trustee
-----------------
William J. Klipp


Donald F. Dorward*                                   Trustee
------------------
Donald F. Dorward

Robert G. Holmes*                                    Trustee
-----------------
Robert G. Holmes

Donald R. Stephens*                                  Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                                   Trustee
------------------
Michael W. Wilsey

Tai-Chin Tung*                                       Treasurer and Principal Financial Officer
--------------
Tai-Chin Tung

*By: /s/ John H. Grady, Jr.
     ----------------------
     John H. Grady, Jr., Attorney-in-Fact
     pursuant to Powers of Attorney

                                  EXHIBIT INDEX


EXH. NO.          DOCUMENT
--------          --------
(i)               Legal Opinion

(n)(i)            Financial Data Schedules for Schwab Institutional Select(TM) S&P 500 Fund are electronically filed herewith.

(n)(ii)           Financial Data Schedules for Schwab Institutional Select Large-Cap Value Index Fund are
                  electronically filed herewith.

(n)(iii)          Financial Data Schedules for Schwab Institutional Select Small-Cap Value Index Fund are
                  electronically filed herewith.